UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number:    12
       This Amendment (Check only one.): [X] is a restatement.
                                         [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Waveland International, Ltd.
Address:          1850 Second Street, Suite 201
                  Highland Park, Illinois 60035

Form 13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
         -----------------------------
Title:   Director
        ------------------------------
Phone:   (312) 739-2138
         -----------------------------

Signature, Place, and Date of Signing:

  /s/ David S. Richter                Chicago, Illinois      February 14, 2003
----------------------------------    -------------------    -----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    3
                                                -------------

Form 13F Information Table Entry Total:               14
                                                -------------

Form 13F Information Table Value Total:         $  25,629
                                                -------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number           Name

    1              28-05461                  Clincher Capital Corporation
   ----------------------------------------------------------------------------
    2              28-05463                  David  S. Richter
   ----------------------------------------------------------------------------
    3              28-10090                  Waveland Capital Management, LLC
   ----------------------------------------------------------------------------



                                                                          Form 13F Information Table

          Column 1       Column 2      Column 3    Column 4           Column 5          Column 6    Column 7          Column 8
       Name of Issuer Title of Class     CUSIP       Value    Shrs or    Sh/     Put/  Investment    Other        Voting Authority
                                                   (X$1000)   Prn Amt    Prn     Call  Discretion   Managers     Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CIGNA CORP               COM           125509109   1,234         30,000   SH            DEFINED      1, 2, 3         30,000
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.   COM           267475101   3,556        268,400   SH            DEFINED      1, 2, 3        268,400
-----------------------------------------------------------------------------------------------------------------------------------
FACTORY 2-U STORES INC.  COM           303072102     421        123,500   SH            DEFINED      1, 2, 3        123,500

-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE         COM           36866W106   3,365      1,035,500   SH            DEFINED      1, 2, 3      1,035,500
INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND PARTNERS       COM           422357103      77         14,251   SH            DEFINED      1, 2, 3         14,251
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP                 COM           448947101   1,138         65,800   SH            DEFINED      1, 2, 3         65,800
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP CLASS B SHARES  COM           448947309   1,563        100,800   SH            DEFINED      1, 2, 3        100,800
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE
DATA
CORPORATION              COM           45840J107   4,477        325,600   SH            DEFINED      1, 2, 3        325,600
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL, INC.             COM           577081102   2,294        119,800   SH            DEFINED      1, 2, 3        119,800
-----------------------------------------------------------------------------------------------------------------------------------
MTR GAMING GROUP, INC.   COM           553769100     796        100,000   SH            DEFINED      1, 2, 3        100,000
-----------------------------------------------------------------------------------------------------------------------------------
NOVELL INC               COM           670006105   1,823        545,800   SH            DEFINED      1, 2, 3        545,800
-----------------------------------------------------------------------------------------------------------------------------------
PLAYTEX PRODUCTS, INC.   COM           72813P100   2,505        253,500   SH            DEFINED      1, 2, 3        253,500
-----------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST ASSN      COM           755267101   1,910        126,500   SH            DEFINED      1, 2, 3        126,500
-----------------------------------------------------------------------------------------------------------------------------------
CRONOS GROUP             COM           L20708100     470        119,597   SH            DEFINED      1, 2, 3        119,597
-----------------------------------------------------------------------------------------------------------------------------------